Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 595	$ 504
Unbilled accounts receivable	571	601
Allowance for credit losses	(64)	(35)	$ (33)
Total accounts receivable	1,102	1,070
Income tax receivable	72	35
Other	195	192
Accounts receivable and other current assets	$ 1,369	$ 1,297